As filed with the Securities and Exchange Commission on April 8, 2009
                                    Investment Company Act File number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  New Jersey Daily Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  January 31, 2009

Item 1: Report to Stockholders
--------------------------------------------------------------------------------
NEW JERSEY                                                     600 FIFTH AVENUE,
DAILY TAX FREE                                                NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================

Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

On October 2, 2008, the Boards of Directors and Trustees of all U.S.-registered money market funds advised by Reich & Tang Asset Management, LLC approved the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The Boards took further action on December 4, 2008, to approve the extension of the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The extension now provides coverage through April 30, 2009.

The Guarantee Program for U.S.-registered money market funds is a timely and direct response to our troubled markets, providing stability at a time when investor confidence has been eroded. The Guarantee Program guarantees shareholders that they will receive $1.00 for each money market fund share held at the close of business on September 19, 2008.

Below are the essential aspects of the Guarantee Program:

o the guarantee is based upon the number of shares invested in the fund at the close of business on September 19, 2008;

o any increase in the number of shares held after the close of business on September 19, 2008 will not be guaranteed;

o if the number of shares fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less;

o in the event a customer closes their account with a fund or broker/dealer, any future investment in the fund will not be guaranteed;

Reich & Tang continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk. Most recently, we have shortened the average maturities of our portfolios to be able to react quickly to the changing market conditions, and we will continue to monitor the markets to ensure that liquidity and safety remain our top priorities.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for over 34 years. Sincerely,

/S/Michael P. Lydon

Michael P. Lydon
President





































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
--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JANUARY 31, 2009
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008 through January 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-------------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value Ending Account Value    Expenses paid        Annualized
           Class A Shares                    8/1/08                1/31/09         During the Period*    Expense Ratio*
-------------------------------------------------------------------------------------------------------------------------
  Actual                                   $1,000.00              $1,004.90              $5.19              1.03%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before           $1,000.00              $1,019.96              $5.23              1.03%
  expenses)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value Ending Account Value    Expenses paid        Annualized
           Class B Shares                    8/1/08                1/31/09         During the Period*    Expense Ratio*
-------------------------------------------------------------------------------------------------------------------------
  Actual                                   $1,000.00              $1,006.00              $4.19              0.83%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before           $1,000.00              $1,020.96              $4.22              0.83%
  expenses)
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (August 1, 2008 through January 31, 2009), multiplied by 184/366 (to reflect the most recent fiscal half-year).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Put Bond (b) (9.39%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,730,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                      03/01/09     2.25%  $  5,730,000       P-1     A-1+
-----------                                                                                         ------------
  5,730,000   Total Put Bond                                                                           5,730,000
-----------                                                                                         ------------
Tax Exempt Commercial Paper (1.65%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Commonwealth of Puerto Rico, TRAN Series 2009A-4
              LOC KBC Bank N.V.                                                 07/30/09     3.25%  $  1,004,121      MIG-1    SP-1+
-----------                                                                                         ------------
  1,000,000   Total Tax Exempt Commercial Paper                                                        1,004,121
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (33.05%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,586,400   Board of Education of the Borough of Paramus,
              County of Bergen, NJ (c)                                          06/05/09     2.20%  $  1,590,615
  2,500,000   Board of Education of the Borough of Ramsey,
              County of Bergen, NJ (c)                                          07/30/09     2.25      2,509,012
  2,364,000   Board of Education of the Township of Readington,
              County of Hunterdon, NJ (c)                                       07/16/09     2.10      2,368,179
  1,650,000   City of Summit, County of Union, NJ BAN (c)                       02/06/09     1.94      1,650,068
  1,887,627   Township of Ocean, County of Ocean, NJ BAN (c)                    12/04/09     2.90      1,893,008
  3,505,408   Fairview, NJ BAN (c)                                              02/20/09     1.24      3,506,773
  2,510,000   Township of Andover, County of Sussex, NJ BAN (c)                 06/12/09     2.15      2,515,284
  1,244,909   Township of Bedminster, County of Somerset, NJ BAN (c)            06/26/09     2.20      1,248,776
  1,428,000   Township of Bedminster, County of Somerset, NJ BAN (c)            12/11/09     1.50      1,434,046
  1,433,414   Township of Mantua, County of Gloucester, NJ
              - Series 2008B BAN (c)                                            12/18/09     2.00      1,448,796
-----------                                                                                         ------------
 20,109,758   Total Tax Exempt General Obligation Notes & Bonds                                       20,164,557
-----------                                                                                         ------------
Tax Exempt Variable Rate Demand Instruments (d) (63.54%)
------------------------------------------------------------------------------------------------------------------------------------
$   900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 2006 (e)
              Collaterized by Federal National Mortgage Association             04/15/36     0.30%  $    900,000               A-1+
  1,185,000   County of Douglas, NE IDRB
              (Phillips Manufacturing Project) - Series 2002 (e)
              LOC Wells Fargo Bank, N.A.                                        12/01/18     0.63      1,185,000               A-1+
  2,020,000   County of Medina, OH IDRB
              (Three D Metals Inc. Project) - Series 1998(c) (e)
              LOC Charter One Bank, N.A.                                        12/01/18     1.35      2,020,000

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,505,000   Delaware River Port Authority, PA Revenue Refunding Bonds
              - Series 2008 B
              LOC TD Banknorth, N.A.                                            01/01/26     0.45%  $  1,505,000     VMIG-1    A-1+
  4,000,000   Eagle Tax-Exempt Trust - J Series 20060107 Class A Certificates
              (Related to the Port Authority of New York and New Jersey
              Consolidated Bonds 143rd Series) (e)                              04/01/36     0.62      4,000,000               A-1+
  3,000,000   Essex County, NJ Improvement Authority Pooled
              Governmental Loan Program Bonds - Series 1986
              LOC Wachovia Bank, N.A.                                           07/01/26     0.43      3,000,000     VMIG-1
    900,000   Fulton County, KY Industrial Building RB
              (The Burke - Parsons - Bowlby Corporation Project) - Series 2006 (e)
              LOC Branch Banking & Trust Co.                                    07/01/26     0.90        900,000       P-1     A-1+
    570,000   Michigan Strategic Fund Limited Obligation RB
              (Gudel Lineartec Inc. Project) - Series 1997 (c) (e)
              LOC Fifth Third Bank                                              06/01/12     1.80        570,000
  2,150,000   New Jersey EDA Economic Development Bond
              (Campus 130 Associaties - 1984 Project) (e)
              LOC JPMorgan Chase Bank, N.A.                                     12/01/11     0.70      2,150,000       P-1     A-1+
  3,000,000   New Jersey EDA IDRB (CST Products, LLC Project) - Series 2006
              LOC National Bank of Canada                                       04/01/26     0.65      3,000,000               A-1
  1,000,000   New Jersey EDA IDRB (Genlyte Union County Project) - Series 1990
              LOC Bank of America, N.A.                                         10/15/09     0.60      1,000,000       P-1
    900,000   New Jersey EDA Industrial Development Revenue Refunding Bonds
              (VPR Commerce Center Project) - Series 1989
              LOC PNC Bank, N.A.                                                08/01/17     0.44        900,000               A-1
    800,000   New Jersey EDA Pollution Control Revenue Refunding Bonds
              (Exxon Project) - Series 1989                                     04/01/22     0.25        800,000       P-1     A-1+
    100,000   New Jersey EDA RB
              (Stolthaven Perth Amboy Inc. Project) - Series 1998A
              LOC Citibank, N.A.                                                01/15/18     0.30        100,000       P-1     A-1+
  1,000,000   New Jersey EDA RB
              (The Cooper Health System Project) - Series 2008A
              LOC TD Banknorth, N.A.                                            11/01/38     0.45      1,000,000     VMIG-1    A-1+
  2,450,000   New Jersey EDA RB (Applewood Estates Project) - Series 2005B
              LOC TD Banknorth, N.A.                                            10/01/35     0.40      2,450,000     VMIG-1    A-1+
  1,500,000   New Jersey EDA Revenue Refunding Bonds
              (Crane's Mill Project) - Series 2005B
              LOC TD Banknorth, N.A.                                            06/01/27     0.50      1,500,000               A-1+

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2009

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,150,000   New Jersey EDA School Facilities Construction Bonds
              2006 Series R - Sub-Series - R1
              LOC Lloyds TSB Bank/ Bank of Nova Scotia                          09/01/31     0.23%  $  2,150,000     VMIG-1    A-1+
    220,000   New Jersey EDA School RB
              (The Peddie School 1994 Project) - Series B                       02/01/19     0.47        220,000               A-1
    550,000   New Jersey EDA School RB
              (The Peddie School Project) - Series 1996A                        02/01/26     0.47        550,000               A-1
    100,000   New Jersey EDA, Thermal Energy Facilities RB
              (Marina Energy LLC Project) - Seres 2001A (e)
              LOC Wachovia Bank, N.A.                                           09/01/31     0.45        100,000     VMIG-1    A-1
    965,000   New Jersey EDA, Thermal Energy Facilities RB
              (Thermal Energy Limited Partnership I Project) - Series 1995 (e)
              LOC JPMorgan Chase Bank, N.A.                                     12/01/09     0.70        965,000     VMIG-1
    100,000   New Jersey Health Care Facilities Financing Authority RB
              (AtlantiCare Regional Medical Center) - Series 2005 A1
              LOC Wachovia Bank, N.A.                                           07/01/30     0.55        100,000     VMIG-1    A-1+
    300,000   New Jersey Health Care Facilities Financing Authority RB
              (Meridian Health System Obligated Group Issue) - Series 2003A
              LOC JPMorgan Chase Bank, N.A.                                     07/01/33     0.20        300,000     VMIG-1    A-1+
    200,000   New Jersey Health Care Facilities Financing Authority RB
              (Meridian Health System Obligated Group Issue) - Series 2003B
              LOC Bank of America, N.A.                                         07/01/33     0.20        200,000     VMIG-1    A-1
  1,700,000   New Jersey Health Care Facilities Financing Authority RB
              (Saint Barnabas Health Care System Issue) - Series 2001A
              LOC JPMorgan Chase Bank, N.A.                                     07/01/31     0.30      1,700,000     VMIG-1    A-1+
  3,000,000   New York City, NY GO - Fiscal 2006 Subseries I-8
              LOC Bank of America, N.A.                                         04/01/36     0.65      3,000,000     VMIG-1    A-1+
  1,000,000   Port Authority of New York and New Jersey Versatile Structure
              Obligations - Series 3                                            06/01/20     0.25      1,000,000     VMIG-1    A-1+
    800,000   Port Authority of New York and New Jersey Versatile Structure
              Obligations - Series 1R (e)                                       08/01/28     0.45        800,000     VMIG-1    A-1+
    300,000   Rutgers, The State University (The State University of New Jersey)
              GO Refunding Bonds - 2002 Series A                                05/01/18     0.40        300,000     VMIG-1    A-1+

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   400,000   Union County, NJ PCFA Pollution Control Revenue Refunding
              Bonds (Exxon Project) - Series 1989                               10/01/24     0.25%  $    400,000       P-1     A-1+
-----------                                                                                         ------------
 38,765,000   Total Tax Exempt Variable Rate Demand Instruments                                       38,765,000
-----------                                                                                         ------------
              Total Investments (107.63%) (Cost $65,663,678+)                                         65,663,678
                                                                                                    ------------
              Liabilities in Excess of Cash and Other Assets (-7.63%)                                (4,655,566)
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $ 61,008,112
                                                                                                    ============

+ Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost, and, as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's investment manager has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement

(e)  Security subject to alternative minimum tax.

KEY:
     BAN      =   Bond Anticipation Note                      LOC        =   Letter of Credit
     EDA      =   Economic Development Authority              PCFA       =   Pollution Control Finance Authority
     GO       =   General Obligation                          RB         =   Revenue Bond
     IDRB     =   Industrial Development Revenue Bond         TRAN       =   Tax and Revenue Anticipation Note


--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS
JANUARY 31, 2009

================================================================================

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE

------------------------ ----------------------------- -------------------------------

        States                      Value                      % of Portfolio
------------------------ ----------------------------- -------------------------------
Kentucky                          $   900,000                        1.37%
Michigan                              570,000                        0.87
Nebraska                            1,185,000                        1.80
New Jersey                         49,749,557                       75.76
New York                            3,000,000                        4.57
Ohio                                2,020,000                        3.08
Pennsylvania                        1,505,000                        2.29
Puerto Rico                         6,734,121                       10.26
------------------------ ----------------------------- -------------------------------
Total                             $65,663,678                      100.00%
------------------------ ----------------------------- -------------------------------


BREAKDOWN OF HOLDINGS BY MATURITY DATE
------------------------- ---------------------------- -------------------------------
       Securities                    Value                     % of Portfolio
      Maturing in
------------------------- ---------------------------- -------------------------------
Less than 31 days                  $49,651,842                      75.62%
31 through 60                              -0-                       0.00
61 through 90                              -0-                       0.00
91 through 120                             -0-                       0.00
121 through 180                     11,235,987                      17.11
Over 180 days                        4,775,849                       7.27
------------------------- ---------------------------- -------------------------------
Total                              $65,663,678                     100.00%
------------------------- ---------------------------- -------------------------------












--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2009

================================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1)................................      $    65,663,678
   Accrued interest receivable..........................................................              392,881
   Prepaid expenses.....................................................................               14,351
                                                                                              ---------------
         Total assets...................................................................           66,070,910


LIABILITIES:

   Payable to affiliates (Note 2).......................................................                5,387
   Due to Custodian.....................................................................            4,992,917
   Accrued expenses.....................................................................               53,620
   Dividends payable ...................................................................                3,384
   Capital gain payable.................................................................                7,490
                                                                                              ---------------
         Total liabilities..............................................................            5,062,798
                                                                                              ---------------
   Net assets...........................................................................      $    61,008,112
                                                                                              ===============

SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 5)..............................      $    61,008,112
                                                                                              ---------------
   Net assets...........................................................................      $    61,008,112
                                                                                              ===============
Net asset value, per share (Note 5):
Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................        $45,498,975             45,510,057                 $1.00
Class B Shares..............................        $15,509,137             15,512,915                 $1.00












--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2009

================================================================================

INVESTMENT INCOME
Income:
    Interest.................................................................................  $     1,676,706
                                                                                               ---------------
Expenses: (Note 2)
    Investment management fee................................................................          235,035
    Administration fee.......................................................................          164,524
    Shareholder servicing fee (Class A shares)...............................................          111,573
    Custodian expenses.......................................................................            6,379
    Shareholder servicing and related shareholder expenses+..................................           71,566
    Legal, compliance and filing fees........................................................           68,799
    Audit and accounting.....................................................................           78,690
    Directors' fees and expenses.............................................................           15,729
    Other....................................................................................           13,140
                                                                                               ---------------
         Total expenses......................................................................          765,435
         Less: Expenses paid indirectly (Note 4).............................................               (9)
               Fees waived (Note 2)..........................................................          (27,206)
                                                                                               ---------------
         Net Expenses........................................................................          738,220
                                                                                               ---------------
Net investment income........................................................................          938,486

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments......................................................            9,236
                                                                                               ---------------
Increase in net assets from operations.......................................................  $       947,722
                                                                                               ===============

     + Includes class specific transfer agency expenses of $32,673 and $12,077 for Class A and Class B shares, respectively.







--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2009 AND 2008

================================================================================

                                                                                 2009                      2008
                                                                                 ----                      -----

INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income.........................................       $      938,486             $    2,643,203
     Net realized gain (loss) on investments.......................                9,236                     12,890
                                                                          --------------             --------------
     Increase in net assets from operations........................              947,722                  2,656,093
Dividends to shareholders from net investment income:*
     Class A shares................................................             (626,792)                (1,908,379)
     Class B shares................................................             (311,694)                  (732,232)
     JPMorgan Select shares........................................                 (-0-)                    (2,592)
                                                                          --------------             --------------
     Total dividends to shareholders...............................             (938,486)                (2,643,203)
Distributions to shareholders from realized gains on investments:
     Class A shares................................................               (7,452)                    (5,271)
     Class B shares................................................               (2,529)                    (2,523)
                                                                          --------------             --------------
     Total dividends to shareholders...............................               (9,981)                    (7,794)
Capital share transactions (Note 5):
     Class A shares................................................           (7,538,380)               (39,102,873)
     Class B shares................................................           (9,876,269)                 3,452,192
     JPMorgan Select shares........................................                  -0-                   (314,802)
                                                                          --------------             --------------
     Total capital share transactions..............................          (17,414,649)               (35,965,483)
                                                                          --------------             --------------
     Total increase (decrease).....................................          (17,415,394)               (35,960,387)

Net assets:
     Beginning of year.............................................           78,423,506                114,383,893
                                                                          --------------             --------------
     End of year...................................................       $   61,008,112             $   78,423,506
                                                                          ==============             ==============

     Undistributed net investment income...........................       $          -0-             $          -0-
                                                                          ==============             ==============

*    Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS


================================================================================

1. Summary of Accounting Policies

New Jersey Daily Municipal Income Fund, Inc. (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from New Jersey income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund has two classes of stock authorized, Class A and Class B shares.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Securities Transactions and Investment Income -

     Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

     c) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required in the financial statements.

     Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

     d) Dividends and Distributions -

     Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

1. Summary of Accounting Policies (continued)

     e) Accounting Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) Representations and Indemnifications -

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     g) Allocation of Income and Expenses -

     The Fund may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the years ended January 31, 2009 and 2008, class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

     h) Risks -

     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

     Since, many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investment in municipal securities.

     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

     In a low interest rate environment, such as the environment that existed at January 31, 2009, Reich & Tang Asset Management LLC (the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager equal to an annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

As of January 31, 2009, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

       Fee Type                      Affiliate                           Amount
       --------                      ---------                           ------
   Shareholder servicing fee         Distributor                    $     2,769
   Transfer Agency fees              Reich & Tang Services, Inc.
                                     (the "TA")                           2,618
                                                                    -----------
         Total                                                      $     5,387
                                                                    ===========

For the period ended January 31, 2009 the Manager and Distributor voluntarily waived the following fees:

   Management Fees........................................   $    15,965
   Administration Fees....................................        11,176
   Shareholder servicing fees - Class A...................            65
                                                             -----------
         Total                                               $    27,206
                                                             ===========

The Distributor has no right to recoup prior waivers. Included in the above amounts were waivers to maintain a minimum, non-negative yield as follows:
Shareholder servicing fees - Class A $65.

Directors of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman receives an additional annual fee of $9,200, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, and the Daily Income Fund.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. For the year ended January 31, 2009 these fees amounted to:

                                                           Amount             %
                                                           ------            ---
   Class A shares..................................       $ 27,899          0.05%
   Class B Shares..................................         11,295          0.05%
                                                          --------
   Total Transfer Agency Fees......................       $ 39,194
                                                          ========

As of January 31, 2009, no Directors or Officers had investments in the Fund.

3. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended January 31, 2009, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses.

   Purchases.......................................        $ 110,280,000
   Sales...........................................           91,855,000
   Gain/(Loss).....................................                  -0-

4. Compensating Balance Arrangement and Other Transactions

The Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity the Fund may leave funds or overdraft funds as a compensating balance in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit will be offset against the Fund's safekeeping fees which are included as part of the custodian expenses:

For the year ended January 31, 2009, expense offsets for the Fund were as follows:

   Custodian expenses..............................            $        9
                                                               ==========





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIAPL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

5. Capital Stock

At January 31, 2009, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                       Year Ended                           Year Ended
                                                    January 31, 2009                     January 31, 2008
                                                   ------------------                   ------------------
Class A                                       Net Assets          Shares           Net Assets          Shares
-------                                    ---------------  ---------------     ---------------   --------------
Sold...................................... $   345,204,458      345,204,458     $   387,538,090      387,538,090
Issued on reinvestment of dividends.......         557,057          557,057           1,702,462        1,702,462
Redeemed..................................    (353,299,776)    (353,299,776)       (428,343,425)    (428,343,425)
Additional paid-in-capital*...............            (119)             -0-                 -0-              -0-
                                           ---------------  ---------------     ---------------   --------------
     Net increase (decrease).............. $    (7,538,380)      (7,538,261)    $   (39,102,873)     (39,102,873)
                                           ===============  ===============     ===============   ==============

Class B                                       Net Assets          Shares           Net Assets          Shares
-------                                    ---------------  ---------------     ---------------   --------------
Sold...................................... $    70,189,775       70,189,775     $   174,785,241      174,785,241
Issued on reinvestment of dividends.......         333,303          333,303             732,731          732,731
Redeemed..................................     (80,400,647)     (80,400,647)       (172,065,780)    (172,065,780)
Additional paid-in-capital*...............           1,300              -0-                 -0-              -0-
                                           ---------------  ---------------     ---------------   --------------
     Net increase (decrease).............. $    (9,876,269)      (9,877,569)    $     3,452,192        3,452,192
                                           ===============  ===============     ===============   ==============

JPMorgan Select Shares                        Net Assets          Shares           Net Assets          Shares
----------------------                     ---------------  ---------------     ---------------   --------------
Sold...................................... $           -0-              -0-     $           -0-              -0-
Issued on reinvestment of dividends.......             -0-              -0-               2,926            2,926
Redeemed..................................             -0-              -0-            (317,728)        (317,728)
                                           ---------------  ---------------     ---------------   --------------
     Net increase (decrease).............. $           -0-              -0-     $      (314,802)        (314,802)
                                           ===============  ===============     ===============   ==============

* During the fiscal year ended January 31, 2009, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 48% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution. At January 31, 2009, in the opinion of the Manager, the Fund had no significant concentrations of holdings with letters of credit from one or more financial institutions.

7. Tax Information

The tax character of all distributions paid during the years ended January 31, 2009 and 2008 was as follows.

                                                               2009               2008
                                                          ------------        ------------
     Tax-exempt income...............................     $    938,486        $  2,643,203
     Ordinary income.................................            6,357               5,695
     Long-term capital gain..........................            3,624               2,099

At January 31, 2009, the Fund had $3,384 of tax-exempt distributable earnings, distributable ordinary earnings of $4,803 and undistributed capital gains for income tax purposes of $2,687.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

7. Tax Information (continued)

As of and during the year ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions, and did not incur any interest or penalties. Each of the tax years in the four year period ended January 31, 2008 remains subject to examination by the Internal Revenue Service and state tax authorities. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors, including, but not limited to an ongoing analysis of tax laws, regulations, and interpretations thereof.

8. Tax Components of Net Assets

As of January 31, 2009, the components of net assets on a tax basis were as follows:

    Capital Stock...............................................  $   61,008,112
    Undistributed tax-exempt income.............................             -0-
    Capital Loss Carry forward..................................             -0-
    Temporary book/tax difference...............................             -0-
                                                                  --------------
Net assets......................................................  $   61,008,112
                                                                  ==============

9. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on February 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund's investments as of January 31, 2009:

Valuation Inputs                               Investment in Securities
----------------                               ------------------------
Level 1 - Quoted Prices                            $          -0-
Level 2 - Other Significant Observable Inputs          65,663,678
Level 3 - Significant Unobservable Inputs                     -0-
                                                   --------------
Total                                              $   65,663,678
                                                   ==============

For the year ended January 31, 2009, there were no level 1 or 3 investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JEREY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

10. Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Directors of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 75,377,103. This expense is borne by the Fund.

On December 4, 2008, the Board of Directors of the Fund approved the extension of the Fund's participation in the Program. The extension provides coverage through April 30, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

11. Financial Highlights

                                                                      Year Ended
Class A shares                                                        January 31,
--------------                                  ---------------------------------------------------
                                                  2009       2008       2007       2006       2005
                                                -------    -------    -------    -------    -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income.............              0.011      0.026      0.025      0.015      0.003
  Net realized and unrealized gain (loss)
  on investments.................                 0.000      0.000      0.000     (0.000)    (0.000)
                                                -------    -------    -------    -------    -------
Total from investment operations....              0.011      0.026      0.025      0.015      0.003
                                                -------    -------    -------    -------    -------
Less distributions from:
  Dividends from net investment income           (0.011)    (0.026)    (0.025)    (0.015)    (0.003)
Net realized gains on investments...             (0.000)    (0.000)     ( -- )     ( -- )     ( -- )
                                                -------    -------    -------    -------    -------
Total distributions.................             (0.011)    (0.026)    (0.025)    (0.015)    (0.003)
                                                -------    -------    -------    -------    -------
Net asset value, end of year........            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                =======    =======    =======    =======    =======
 Total Return.......................              1.13%      2.69%      2.52%      1.55%      0.34%
 Ratios/Supplemental Data
Net assets, end of year (000's).....            $45,499    $53,038    $92,135    $97,702   $107,203
Ratios to average net assets:
Expenses (net of fees waived) (a)                 1.00%      0.98 %     0.96%      0.94%      0.93%
Net investment income...........                  1.12%      2.66%      2.48%      1.53%      0.34%
Management & Administration fees waived           0.03%       --        0.03%       --         --
Shareholder servicing fees waived                 0.00%       --         --         --        0.00%
Expenses paid indirectly .......                  0.00%      0.00%       --        0.00%      0.00%

(a)Includes expenses paid indirectly, if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

11. Financial Highlights (continued)

                                                                      Year Ended
Class B shares                                                        January 31,
--------------                                  ---------------------------------------------------
                                                  2009       2008       2007       2006       2005
                                                -------    -------    -------    -------    -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income.............              0.013      0.029      0.027      0.017      0.005
  Net realized and unrealized gain (loss)
  on investments.................                 0.000      0.000      0.000     (0.000)    (0.000)
                                                -------    -------    -------    -------    -------
Total from investment operations....              0.013      0.029      0.027      0.017      0.005
                                                -------    -------    -------    -------    -------
Less distributions from:
  Dividends from net investment income           (0.013)    (0.029)    (0.027)    (0.017)    (0.005)
  Net realized gains on investments.             (0.000)    (0.000)     ( -- )     ( -- )     ( -- )
                                                -------    -------    -------    -------    -------
Total distributions.................             (0.013)    (0.029)    (0.027)    (0.017)    (0.005)
                                                -------    -------    -------    -------    -------
Net asset value, end of year........            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                =======    =======    =======    =======    =======
Total Return........................              1.34%      2.90%      2.72%      1.76%      0.54%
Ratios/Supplemental Data
Net assets, end of year (000's).....            $15,509    $25,386    $21,934    $22,484    $15,255
Ratios to average net assets:
Expenses (net of fees waived) (a)                 0.79%      0.77%      0.76%      0.74%      0.74%
Net investment income...........                  1.38%      2.85%      2.68%      1.74%      0.60%
Management & Administration fees waived           0.03%       --        0.03%      --          --
Expenses paid indirectly .......                  0.00%      0.00%       --        0.00%      0.00%

(a) Includes expenses paid indirectly, if applicable.














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


================================================================================

To the Board of Directors and Shareholders of New Jersey Daily Municipal Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") at January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
March 24, 2009












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

LONG TERM CAPITAL GAIN/TAX-EXEMPT INCOME DISTRIBUTION

On January 29, 2009, the Fund paid a long-term capital gain distribution of $0.000072556 per share and ordinary income distribution of $0.000090811 per share. The Fund paid tax-exempt distributions in the amount of $938,486 during the year ended January 31, 2009.














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                          January 31, 2009(1)
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
  Name, Address(2),    Position(s)  Term of Office       Principal Occupation(s)            Number of           Other
      and Age           Held with   and Length of              During Past                Portfolios in      Directorships
                          Fund      Time Served(3)               5 Years                  Fund Complex          held by
                                                                                           Overseen by         Director
                                                                                            Director
------------------------- -------- --------------- ---------------------------------- -------------------- ---------------
Disinterested Directors:

---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------

 Albert R. Dowden,       Director    Since 2006    Corporate Director/Trustee for     Director/Trustee     Director/Trustee
 Age 67                                            Annuity & Life Re (Holdings)       of eight             for Annuity &
                                                   Ltd., Boss Group, Ltd.,            portfolios              Life Re
                                                   Homeowners of American Holding                            (Holdings)
                                                   Corporation, Homeowners of                                Ltd., Boss
                                                   America Insurance Company and                            Group, Ltd.,
                                                   AIM Funds.                                              Homeowners of
                                                                                                              America
                                                                                                              Holding
                                                                                                            Corporation,
                                                                                                           AIM Funds and
                                                                                                             CompuDyne
                                                                                                            Corporation.
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 Carl Frischling,        Director    Since 2006    Partner of Kramer Levin Naftalis   Director/Trustee      Director of
 Esq.,                                             & Frankel LLP (a law firm) with    of eight               AIM Funds.
 Age 71                                            which he has been associated       portfolios
                                                   with since 1994.
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 Edward A. Kuczmarski,   Director    Since 2006    Certified Public Accountant and    Director/Trustee       Trustee of
 Age 59                                            Partner of Hays & Company LLP      of ten portfolios      the Empire
                                                   since 1980.                                              Builder Tax
                                                                                                             Free Bond
                                                                                                              Fund and
                                                                                                            Director of
                                                                                                             ISI Funds.
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 William Lerner, Esq.,   Director    Since 2006    Self-employed consultant to        Director/Trustee      Director of
 Age 72                                            business entities and              of eight portfolios       MTM
                                                   entrepreneurs for corporate                             Technologies,
                                                   governance and corporate                                     Inc.
                                                   secretarial services.
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 Dr. W. Giles Mellon,    Director    Since 1987    Professor Emeritus of Business     Director/Trustee          None
 Age 77                                            Administration in the Graduate     of nine portfolios
                                                   School of Management, Rutgers
                                                   University with which he has
                                                   been associated with since 1966.
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                            Directors and Officers Information (continued)
                                                          January 31, 2009(1)
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
  Name, Address(2),    Position(s)  Term of Office       Principal Occupation(s)            Number of           Other
      and Age           Held with   and Length of              During Past                Portfolios in      Directorships
                          Fund      Time Served(3)               5 Years                  Fund Complex          held by
                                                                                           Overseen by         Director
                                                                                            Director
------------------------- -------- --------------- ---------------------------------- -------------------- ---------------

Disinterested Directors: (continued)
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
 James L. Schultz,      Director     Since 2006    Self-employed as a consultant.     Director/Trustee      Director of
 Age 72                                                                               of eight portfolios     Computer
                                                                                                           Research, Inc.
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
 Robert Straniere,     Director      Since 1987    Owner, Straniere Law Firm since    Director/Trustee      Director of
 Esq., Age 67                                      1980, NYS Assemblyman from 1981 to of nine portfolios    Sparx Japan
                                                   2004. Partner, Hantor-Davidoff law                          Funds
                                                   firm since May, 2006. Partner,
                                                   Gotham Global Group since June,
                                                   2005. President, NYC Hot Dog Co.,
                                                   since November, 2005. Counsel at
                                                   Fisher & Fisher from 1995 to 2006.
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
 Dr. Yung Wong,        Director      Since 1987    Managing Director of Abacus        Director/Trustee      Director of
 Age 70                                            Associates, an investment firm,    of nine portfolios    KOAH, Inc.,
                                                   since 1996.                                              Director of
                                                                                                             the Senior
                                                                                                            Network and
                                                                                                            Director of
                                                                                                            Terion, Inc.
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                            Directors and Officers Information (continued)
                                                          January 31, 2009(1)
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
  Name, Address(2),    Position(s)  Term of Office       Principal Occupation(s)            Number of           Other
      and Age           Held with   and Length of              During Past                Portfolios in      Directorships
                          Fund      Time Served(3)               5 Years                  Fund Complex          held by
                                                                                           Overseen by         Director
                                                                                            Director
------------------------- -------- --------------- ---------------------------------- -------------------- ---------------
Interested Directors/Officers:
--------------------- ----------- -------------- ----------------------------------------- ------------------ ------------
Steven W. Duff,       Director(4)  Since 1994    President and Chief Executive Officer of  Director/Trustee      None
Age 55                                           Reich & Tang Asset Management, LLC        of nine
                      President   1994 to 2007   ("RTAM, LLC"), a registered Investment    portfolios
                      and                        Advisor and Chief Investment Officer of
                      Director                   the Mutual Funds Division of RTAM, LLC.
                                                 Mr. Duff has been associated with RTAM,
                                                 LLC since 1994.  Mr. Duff is also
                                                 Director/Trustee of five other funds in
                                                 the Reich & Tang Fund Complex. Prior to
                                                 December 2007 Mr. Duff was President of
                                                 the Fund and President of eight other
                                                 funds in the Reich & Tang Fund Complex,
                                                 Principal Executive Officer of Delafield
                                                 Fund, Inc., and President and Chief
                                                 Executive Officer of Tax Exempt Proceeds
                                                 Fund, Inc. Mr. Duff also serves as a
                                                 Director of Reich & Tang Services, Inc.
                                                 and Director, Chief Executive Officer
                                                 and President of Reich & Tang
                                                 Distributors, Inc.
--------------------- ----------- -------------- ----------------------------------------- ------------------ ------------
Michael P. Lydon,     President    Since 2007    Executive Vice President of RTAM, LLC     Director/Trustee      None
Age 45                and                        and President and Chief Executive             of eight
                      Director(4)                Officer of the Mutual Funds division of      portfolios
                                  2005 to 2007   RTAM, LLC.   Associated with RTAM, LLC
                      Vice                       since January 2005.  Mr. Lydon was Vice
                      President                  President at Automatic Data Processing
                                                 from July 2000 to December 2004.  Mr.
                                                 Lydon is also President and
                                                 Director/Trustee of four other funds in
                                                 the Reich & Tang Fund Complex,
                                                 President to New York Daily Tax Free
                                                 Income Fund, Inc., Principal Executive
                                                 Officer of Delafield Fund, Inc., and
                                                 President and Chief Executive Officer
                                                 of Tax Exempt Proceeds Fund, Inc.  Mr.
                                                 Lydon also serves as President, Chief
                                                 Executive Officer and Director for
                                                 Reich & Tang Services, Inc. and
                                                 Executive Vice President, Chief
                                                 Operations Officer and Director of
                                                 Reich & Tang Distributors Inc.  Prior
                                                 to 2007, Mr. Lydon was Vice President
                                                 of eleven other Funds in the Reich &
                                                 Tang Fund Complex.
--------------------- ----------- -------------- ----------------------------------------- ------------------ ------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                            Directors and Officers Information (continued)
                                                          January 31, 2009(1)
---------------------- ------------ ---------------- ---------------------------------------- ---------------- ------------
  Name, Address(2),    Position(s)  Term of Office       Principal Occupation(s)            Number of           Other
      and Age           Held with   and Length of              During Past                Portfolios in      Directorships
                          Fund      Time Served(3)               5 Years                  Fund Complex          held by
                                                                                           Overseen by         Director
                                                                                            Director
--------------------------------------- ------------ --------------- ---------------- ----------------- -------------------
Interested Directors/Officers (continued):
---------------------- ------------ ---------------- ---------------------------------------- ---------------- ------------
Mia Bottarini,         Vice           Since 2008     Vice President of RTAM LLC. Ms.                N/A            N/A
Age 42                 President                     Bottarini is also Vice President and
                       and                           Assistant Treasurer of seven other
                       Assistant                     funds in the Reich & Tang Complex. Ms.
                       Treasurer                     Bottarini has been associated with RTAM
                                                     LLC and its predecessors since June
                                                     1984.
---------------------- ------------ ---------------- ---------------------------------------- ---------------- ------------
Christopher Brancazio, Chief          Since 2007      Senior Vice President, Chief                  N/A            N/A
Age 43                 Compliance                     Compliance Officer, Secretary and AML
                       Officer                        Officer of RTAM, LLC since September
                       and AML                        2007. Mr. Brancazio is also Chief
                       Officer                        Compliance Officer of seven other
                                                      funds in the Reich & Tang Fund
                                                      Complex.  From February 2007 to
                                                      August 2007, Mr. Brancazio was a
                                                      Compliance Officer at Bank of New
                                                      York Asset Management.  From March
                                                      2002 to February 2007 Mr. Brancazio
                                                      served as Vice President, Chief
                                                      Compliance Officer, and AML Officer
                                                      of Trainer Wortham & Co. Inc., and
                                                      the Trainer Wortham Mutual Funds.
                                                      Mr. Brancazio also serves as Senior
                                                      Vice President, Chief Compliance
                                                      Officer and AML Officer of Reich &
                                                      Tang Services, Inc. and Reich & Tang
                                                      Distributors, Inc.
---------------------- ------------ ---------------- ---------------------------------------- ---------------- ------------
Richard De Sanctis,    Vice           Since 2005     Chief Financial Officer and Executive          N/A            N/A
Age 52                 President                     Vice President of RTAM LLC.  Associated
                                                     with RTAM, LLC since 1990  Mr. De
                       Treasurer                     Sanctis is Vice President of seven
                       and           1992 to 2004    other funds in the Reich & Tang Fund
                       Assistant                     Complex, and serves as Executive Vice
                       Secretary                     President and Chief Financial Officer
                                                     of Reich & Tang Services, Inc. and
                                                     Reich & Tang Distributors, Inc.  Prior
                                                     to December 2004, Mr. De Sanctis was
                                                     Treasurer and Assistant Secretary of
                                                     eleven funds in the Reich & Tang Fund
                                                     Complex and Vice President, Treasurer
                                                     and Assistant Secretary of Cortland
                                                     Trust, Inc.
---------------------- ------------ ---------------- ---------------------------------------- ---------------- ------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                            Directors and Officers Information (continued)
                                                          January 31, 2009(1)
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
  Name, Address(2),    Position(s)  Term of Office       Principal Occupation(s)            Number of           Other
      and Age           Held with   and Length of              During Past                Portfolios in      Directorships
                          Fund      Time Served(3)               5 Years                  Fund Complex          held by
                                                                                           Overseen by         Director
                                                                                            Director
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Interested Directors/Officers (continued):
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Chris Gill,            Vice           Since 2008     Senior Vice President of RTAM LLC.          N/A              N/A
 Age 44                President                     Mr. Gill has been associated with
                                                     RTAM LLC and its predecessor since
                                                     February 1994. Mr. Gill is also
                                                     Vice President of seven other
                                                     funds in the Reich & Tang Complex.
                                                     Mr. Gill is also a Senior Vice
                                                     President and Director of Reich &
                                                     Tang Services, Inc.
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Joseph Jerkovich,      Treasurer      Since 2008     Senior Vice President and Chief             N/A              N/A
Age 40                 and                           Financial Officer of RTAM, LLC
                       Assistant                     and of Reich & Tang Services,
                       Secretary                     Inc. Associated with RTAM, LLC
                                                     since September 2004. Mr.
                       Vice                          Jerkovich is Treasurer and
                       President                     Assistant Secretary of seven
                                     2007 to 2008    other funds in the Reich & Tang
                                                     Fund Complex.  From 2007 to 2008
                                                     Mr. Jerkovich was Vice President
                                                     of eight Funds in the Reich &
                                                     Tang Fund Complex.  Mr. Jerkovich
                                                     was Vice President and Chief
                                                     Investment Officer at Winklevoss
                                                     Consulting from May 2002 to June
                                                     2004.  Mr. Jerkovich is also
                                                     Senior Vice President and
                                                     Controller of Reich & Tang
                                                     Distributors, Inc.
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Christine Manna,       Secretary      Since 2007     Vice President and Secretary of             N/A              N/A
Age 38                                               RTAM, LLC. Ms. Manna is also
                                                     Secretary of seven other funds in
                                                     the Reich & Tang Complex. Ms.
                                                     Manna has been associated with
                                                     RTAM, LLC and its predecessors
                                                     since June 1995. Ms. Manna is also
                                                     a Vice President and Assistant
                                                     Secretary of Reich & Tang
                                                     Services, Inc. and Reich & Tang
                                                     Distributors, Inc.
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                            Directors and Officers Information (continued)
                                                           January 31, 20091
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
  Name, Address(2),    Position(s)  Term of Office       Principal Occupation(s)            Number of           Other
      and Age           Held with   and Length of              During Past                Portfolios in      Directorships
                          Fund      Time Served(3)               5 Years                  Fund Complex          held by
                                                                                           Overseen by         Director
                                                                                            Director
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Interested Directors/Officers
(continued):
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Robert Rickard,        Vice           Since 2007     Senior Vice President of RTAM LLC.          N/A              N/A
Age 39                 President                     Associated with RTAM, LLC since
                                                     December 1991. Mr. Rickard is also
                                                     Vice President of seven other
                                                     funds in the Reich & Tang Fund
                                                     Complex.
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------

(1) The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund")
     directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

(4) Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.












--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information                NEW JERSEY
of  the   shareholders   of  the  Fund.   It  is  not                DAILY
authorized for distribution to prospective  investors                MUNICIPAL
in the Fund  unless  preceded  or  accompanied  by an                INCOME
effective  prospectus,   which  includes  information                FUND, INC.
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



  New Jersey Daily Municipal Income Fund, Inc.
      600 Fifth Avenue
      New York, New York 10020


  Manager
      Reich & Tang Asset Management, LLC
      600 Fifth Avenue
      New York, New York 10020


  Custodian
      The Bank of New York Mellon
      2 Hanson Place, 7th Floor                                Annual Report
      Brooklyn, New York 11217                                 January 31, 2009


  Transfer Agent &
   Dividend Disbursing Agent
      Reich & Tang Services, Inc.
      600 Fifth Avenue
      New York, New York 10020


  Distributor
      Reich & Tang Asset Distributor, Inc
      600 Fifth Avenue
      New York, New York 10020




--------------------------------------------------------------------------------

Item 2: Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on June 5, 2008 to reflect a change in the Principal Financial Officer of the Fund. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3: Audit Committee Financial Expert

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.


Item 4: Principal Accountant Fees and Services
                             FYE 01/31/09                       FYE 01/31/08

4(a) Audit Fees               $  32,000                         $  31,000
                              -------------                     ---------------
4(b) Audit Related Fees       $       0                         $       0
                              --------------                    ---------------
4(c) Tax Fees                 $    4,350                        $   4,000
                              --------------                    ---------------
4(d) All Other Fees           $        0                        $       0
                              --------------                    ---------------

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) 4(g) $4,350 and $58,475, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2009. $4,000 and $52,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2008.

Tax fees for the fiscal year-end January 31, 2009, includes fees billed for the preparation and review of tax returns. Tax fees for the fiscal year-end January 31, 2008, includes fees billed for the preparation and review of tax returns.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

      (b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.

                                /s/ Christine Manna
By (Signature and Title)*______________________________________________________
                                    Christine Manna, Secretary

Date: April 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date: April 8, 2009

                        /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date: April 8, 2009

* Print the name and title of each signing officer under his or her signature.